Provisions - Rollforward of provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 3,678
Other provisions, ending balance	2,814
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,590
Additions	411
Amounts utilised	(748)
Unused amounts reversed	(222)
Exchange and other movements	(1)
Other provisions, ending balance	2,030
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	671
Additions	158
Amounts utilised	(273)
Unused amounts reversed	(72)
Exchange and other movements	45
Other provisions, ending balance	529
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	756
Additions	61
Amounts utilised	(149)
Unused amounts reversed	(14)
Exchange and other movements	(27)
Other provisions, ending balance	627
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	858
Additions	92
Amounts utilised	(298)
Unused amounts reversed	(93)
Exchange and other movements	10
Other provisions, ending balance	569
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	305
Additions	100
Amounts utilised	(28)
Unused amounts reversed	(43)
Exchange and other movements	(29)
Other provisions, ending balance	305
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,088
Net change in expected credit loss provision and other movements	(304)
Other provisions, ending balance	$ 784